OTHER FINANCIAL DATA - REVENUES DISCLOSURE (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues Disclosure [Abstract]
Natural gas revenues	[1]	$ 4,096	$ 4,549	$ 4,398
Electric revenues	[1]	5,158	5,209	4,911
Total Utilities Revenues at Sempra Energy Consolidated		$ 9,254	$ 9,758	$ 9,309

[1]	Excludes intercompany revenues.